UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund (JLS)
March 31, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities - 121.3%
	Residential - 121.3%
$ 6,265	ACE Securities Corporation, Asset Backed Pass-Through Certificates Series 2007-HE2	0.324%	12/25/36	CCC	$ 3,235,717
2,700	American Credit Auto Receivables 12-3D, 144A	5.000%	12/16/19	BB	2,697,986
1,835	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A	8.660%	10/10/17	AA-	2,011,507
6,500	Argent Securities Inc., Asset-Backed Pass Through Certificates, Series 2005-W2	0.694%	10/25/35	B-	4,676,984
1,000	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.444%	9/25/36	B-	664,289
975	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2005-9	5.500%	10/25/35	Caa2	894,646
3,941	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6, (3)	6.000%	7/25/46	Caa2	3,243,231
2,130	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6, (3)	5.390%	10/10/45	Ba1	2,326,465
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4, (3)	5.821%	2/10/51	A	1,379,868
7,800	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G, (3)	0.493%	7/20/36	Caa1	6,804,377
5,808	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1, (3)	6.000%	3/25/37	Caa1	5,559,162
1,135	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.757%	5/20/36	Caa2	1,002,375
8,875	Bank of America Funding Trust, 2007-A 2A1	0.363%	2/20/47	CCC	7,595,365
9,991	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.374%	1/25/37	Caa3	7,421,814
7,768	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.384%	3/25/37	Caa3	6,232,927
4,197	Bear Stearns Adjustable Rate Mortgage Trust 2005-3, (3)	2.973%	6/25/35	CCC	3,785,597
6,589	Bear Stearns Adjustable Rate Mortgage Trust 2007-5, (3)	5.233%	8/25/47	D	5,859,858
7,552	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10, (3)	2.671%	10/25/35	CCC	7,315,174
1,465	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	5.385%	7/25/36	D	1,147,920
5,531	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4, (3)	2.796%	10/25/36	D	4,178,417
3,918	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4, (3)	5.353%	6/25/47	D	3,478,546
1,923	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates Series 2005-12	2.353%	2/25/36	Caa3	1,279,362
7,031	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2007-1, (3)	5.089%	2/25/47	D	5,888,685
4,342	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2007-1, (3)	2.801%	2/25/47	D	3,420,683
4,576	Bear Stearns Alt-A Trust II, Mortgage Pass-Through Certificates Series 2007-1	2.815%	9/25/47	D	2,666,644
6,697	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	0.364%	6/25/46	Ca	3,430,959
7,363	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.821%	8/25/46	Ca	4,439,227
3,300	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25, (3)	5.835%	9/11/42	AAA	3,882,404
2,913	CAI Funding II Limited, Series 2012-1A, 144A	3.470%	10/25/27	A	2,956,885
9,320	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5, (3)	0.684%	10/25/35	BB-	7,477,502
5,000	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.354%	6/25/37	CCC	3,696,515
2,540	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	5.321%	3/25/37	D	2,046,257
4,215	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR1 2A1	2.570%	3/25/36	B3	3,899,656
1,655	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	2.954%	3/25/36	Caa3	1,401,657
9,715	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.424%	1/25/37	CCC	6,982,440
3,264	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.860%	8/25/35	Caa2	2,834,671
2,233	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.865%	7/25/37	Caa3	1,857,403
2,961	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.009%	11/25/36	D	1,982,331
4,127	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.994%	11/25/36	D	3,018,926
3,820	Commercial Mortgage Pass Through Certificates Series 2012-CR4, 144A	4.579%	10/15/45	BBB-	3,610,007
3,070	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	5.411%	11/25/35	Ca	2,278,367
7,015	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19, (3)	6.000%	8/25/37	D	5,780,989
2,789	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Caa3	2,201,957
279	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.147%	3/25/47	Caa2	270,258
8,186	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.344%	8/25/37	Caa3	5,807,391
2,710	Countrywide Asset Backed Certificates Trust 2005-IM1	0.604%	11/25/35	BBB+	2,436,558
5,987	Countrywide Asset-Backed Certificates Trust, Series 2006-17, (3)	0.354%	3/25/47	AAA	5,033,966
2,835	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.691%	3/20/36	CCC	2,188,728
1,562	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.354%	2/20/36	Caa3	1,336,629
6,672	Countrywide Home Loans Mortgage Pass Through Certificates, Series 2005-HYB7, (3)	5.138%	11/20/35	Caa3	5,627,816
1,218	Countrywide Home Loans Mortgage Pass Through Trust Certificates Series 2007-HY5	5.604%	9/25/37	CCC	1,100,304
1,100	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.826%	5/20/36	Caa3	914,171
7,753	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1, (3)	2.924%	4/25/37	D	6,255,866
5,280	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13, (3)	0.454%	4/25/36	Ba3	5,129,684
325	CPS Auto Trust, 144A	7.500%	4/16/18	A+	336,747
5,625	Credit Suisse Adjustable Rate Mortgage Trust 2005-9, (3)	0.474%	11/25/35	B+	5,077,507
6,365	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass Through Certificates	0.324%	8/25/36	CCC	4,141,325
1,389	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.414%	6/25/37	CCC	1,002,921
4,407	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certificates Series 2005-12	3.113%	3/25/36	Caa3	3,354,895
1,521	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.224%	5/25/36	D	1,387,042
18,111	Fannie Mae Guaranteed REMIC Pass Through Certificates Series 2011-15, (I/O)	6.856%	3/25/41	Aaa	3,746,619
6,048	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.436%	12/25/36	Aaa	1,037,138
7,792	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.196%	12/25/36	Aaa	1,235,688
13,176	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.096%	8/25/37	Aaa	2,282,942
16,797	Fannie Mae Real Estate Mortgage Investment Conduit, Series, 2012-9 CS, (I/O)	6.346%	2/25/42	Aaa	3,065,421
3,404	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.376%	10/25/36	Aaa	606,815
7,850	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.296%	1/25/40	Aaa	1,381,817
7,260	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.447%	5/15/36	Aaa	1,086,862
12,518	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.417%	7/15/36	Aaa	1,810,476
6,500	First Franklin Mortgage Loan Trust, Collateralized Mortgage Obligation, Series 2005-FFH3, (3)	0.734%	9/25/35	B3	5,784,961
4,377	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa2	3,864,667
3,962	First Horizon Alternative Mortgage Securities, Mortgage Pass-Through Certificates, Series 2006-FA3, (3)	6.000%	7/25/36	Caa2	3,498,442
269	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.592%	5/25/37	D	213,878
2,530	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.518%	8/25/37	D	2,092,521
9,037	Freddie Mac Collateralized Mortgage REMIC Series 3028, (I/O)	6.547%	9/15/35	Aaa	1,487,272
3,542	Freddie Mac Mortgage Loan, Series 3311 IB, (I/O)	6.207%	5/15/37	Aaa	633,916
4,810	Freddie Mac Multiclass Certificates Series 3502, (I/O)	5.947%	1/15/39	AAA	816,435
12,016	Freddie Mac Multiclass Certificates, Series 3157, (I/O)	6.947%	5/15/36	Aaa	2,460,422
8,179	Freddie Mac Multi-Class Certificates, (I/O)	6.097%	8/15/35	Aaa	1,142,039
1,974	Freddie Mac Multi-Class Certificates, (I/O)	6.947%	6/15/36	Aaa	281,856
4,974	Freddie Mac Multi-Class Certificates, (I/O)	6.797%	8/15/36	Aaa	758,344
10,362	Freddie Mac Multi-Class Certificates, (I/O)	6.497%	12/15/36	Aaa	1,679,216
3,327	Freddie Mac Multi-Class Certificates, (I/O)	6.467%	12/15/36	Aaa	356,156
6,247	Freddie Mac Multi-Class Certificates, (I/O)	6.197%	6/15/39	Aaa	746,801
5,237	Freddie Mac Multi-Class Certificates, (I/O)	5.997%	10/15/39	Aaa	677,312
16,241	Freddie Mac Multi-Class Certificates, (I/O)	6.017%	1/15/40	Aaa	2,159,323
7,318	Freddie Mac Multi-Class Certificates, (I/O)	6.247%	2/15/40	Aaa	1,035,201
2,870	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2010-K6, 144A	5.365%	12/25/46	Aaa	3,273,034
1,115	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2012-K710, 144A	3.819%	6/25/47	A-	1,170,919
17,405	Freddie Mac Multifamily Structured Pass Through Certificates, Series K025, (I/O)	1.750%	11/25/40	N/R	2,255,357
6,257	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	1.969%	7/25/40	N/R	893,694
505	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.790%	1/25/43	Aaa	89,897
13,675	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.288%	1/25/41	Aaa	1,983,247
3,787	Freddie Mac REMICS, (I/O)	6.367%	9/15/36	Aaa	696,688
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	Aaa	1,380,446
6,172	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5, (3)	3.614%	9/19/35	CCC	5,728,667
5,691	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2, (3)	6.000%	12/25/35	D	4,737,507
4,144	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.873%	4/19/36	Caa3	3,598,044
6,625	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2, (3)	0.434%	3/25/36	Caa3	5,474,099
1,933	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.654%	8/25/37	CCC	1,566,823
5,948	Goldman Sachs Mortgage Securities Corporation, Home Equity Asset-Backed Certificates Trust 2007-1	0.284%	2/25/37	CCC	3,106,656
7,590	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.776%	1/25/36	CC	6,421,117
1,698	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	387,782
2,394	GSAA Home Equity Trust Series 2007-5	0.304%	3/25/47	CCC	1,228,768
3,270	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	CCC	2,343,304
4,644	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2, (3)	2.771%	4/25/36	D	3,958,140
4,569	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.012%	5/25/47	D	3,711,935
4,457	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.314%	10/25/36	CCC	2,214,502
2,000	Impac Secured Assets Corporation 2004-3	1.104%	11/25/34	AA+	1,545,236
2,290	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.363%	8/25/36	B2	2,285,417
4,724	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3, (3)	5.713%	7/25/37	Caa2	4,331,887
2,387	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.324%	7/25/36	C	1,711,098
8,456	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.443%	6/25/37	Ca	5,906,198
7,525	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3, (3)	4.996%	8/15/42	A	8,091,558
4,183	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.440%	5/15/45	Aaa	4,667,031
1,579	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	1,399,474
7,278	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8, (3)	0.584%	1/25/37	Caa3	4,619,349
5,000	JP Morgan Chase Commercial Mortgage Securities Trust, Pass Through Certificates Series 2006-LDP9, (3)	5.337%	5/15/47	Baa3	5,189,675
2,300	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	2,408,137
7,500	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5, (3)	0.464%	5/25/37	Caa1	4,978,965
1,762	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.986%	6/25/36	Caa2	1,527,351
883	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	2.961%	6/25/37	D	722,479
6,579	LB UBS Commercial Mortgage Trust Series 2007-C2, Pass Through Certificates	5.493%	2/15/40	A	6,928,786
5,026	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (3)	2.575%	8/25/36	Caa2	4,450,716
8,164	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.388%	6/25/37	D	6,336,274
9,065	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9, (3)	2.685%	12/25/35	CCC	8,275,262
5,000	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-LC1, (3)	5.371%	1/12/44	Aa2	5,468,175
3,800	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM	5.850%	6/12/50	B-	3,901,331
5,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14, (3)	5.663%	4/15/49	Ba2	5,265,545
4,600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25, (3)	5.544%	11/12/49	A1	5,146,903
3,553	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.812%	3/25/36	Ca	2,689,958
6,300	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5, (3)	0.464%	12/25/35	BB+	5,659,156
2,005	Nomura Asset Acceptance Corporation, Alternative Loan Trust Mortgage Pass- Through Certificates Series 2005-AR4	3.141%	8/25/35	B-	1,874,150
1,052	Oaktree Real Estate Investment Vehicle 2012 LVI-A, 144A	4.000%	9/25/44	Baa3	1,052,671
619	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	5.338%	4/25/35	B-	497,394
4,317	Renaissance Home Equity Loan Trust 2005-3	4.934%	8/25/35	Ba3	4,204,152
5,000	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	2,931,135
8,095	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.768%	9/25/35	Caa3	6,535,248
5,137	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1, (3)	5.750%	1/25/36	Caa3	4,534,110
2,721	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.457%	5/25/35	Ca	2,100,433
3,445	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates Series 2007-SA3	4.077%	7/27/37	D	2,843,588
2,330	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates, Series 2006-SA3	3.899%	9/25/36	D	1,960,060
3,580	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	Caa3	3,057,807
2,339	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	3.396%	2/25/36	Caa2	2,024,806
3,167	Residential Funding Mortgage Securities I, Mortgage Pass Through Certificates, Series 2007-SA2	3.225%	4/25/37	Caa2	2,722,092
4,299	Residential Funding Mortgage Securities I, Mortgage Pass Through Certificates, Series 2007-SA2	3.225%	4/25/37	Caa2	3,695,571
2,855	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	5.260%	8/25/36	D	2,409,723
6,945	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1, (3)	2.619%	2/20/47	CCC	6,025,849
1,405	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	1,468,739
1,066	SMA Issuer LLC 2012-LV1, 144A	3.500%	8/20/25	Baa3	1,070,322
953	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.954%	1/25/35	BBB+	843,459
6,450	Structured Adjustable Rate Mortgage Loan Pass Through Trust, Series 2007-6 2A1, (3)	0.394%	7/25/37	CCC	4,802,067
3,752	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	2.975%	4/25/37	D	3,132,529
933	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.693%	10/25/37	Caa1	866,977
2,092	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.339%	10/25/37	Caa1	1,866,853
5,806	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1, (3)	2.959%	2/25/37	D	4,893,798
4,046	TAL Advantage LLC, Series 2013-1A A, 144A	2.830%	2/22/38	A	4,058,939
3,322	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2005-1, (3)	2.440%	4/25/45	A+	3,365,411
934	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4	4.201%	11/25/36	D	795,816
2,369	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.392%	11/25/36	D	2,004,930
3,450	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.115%	1/25/37	D	2,788,355
2,319	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	4.725%	6/25/37	D	2,003,191
1,018	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS9	7.486%	4/25/33	CCC	954,954
3,206	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	2,286,964
7,734	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR, (3)	4.881%	12/25/36	D	6,213,716
5,416	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR, (3)	2.406%	12/25/36	D	4,583,254
3,463	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.891%	12/28/37	D	2,690,350
668	Wells Fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass Through Certificates	2.630%	10/25/36	D	613,120
1,165	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.636%	10/25/36	Caa2	1,032,730
382	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	3.098%	10/25/36	CCC	354,082
1,070	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	5.992%	11/25/37	Caa2	967,896
7,114	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1, (3)	2.913%	12/28/37	Caa3	6,331,207
5,541	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR10	2.695%	7/25/36	D	5,057,375
393	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	5.826%	9/25/36	Caa1	367,186
868	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	3.039%	9/25/36	Caa2	766,065
1,649	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.721%	4/25/36	CC	1,553,449
2,520	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.712%	4/25/36	CC	2,365,701
838,634	Total Residential				534,184,911
$ 838,634	Total Mortgage-Backed Securities (cost $494,072,269)				534,184,911
	PPIP Limited Partnership - 0.2%
$ –	Wellington Management Legacy Securities PPIP, LP, (4)	N/A	N/A	N/A	$ 661,190
$ –	Total PPIP Limited Partnership (cost $-)				661,190

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments - 12.3%
$ 54,300	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $54,300,519, collateralized by $55,350,000 U.S. Treasury Notes, 0.250%, due 8/31/14, value $55,388,634	0.010%	4/01/13	$ 54,300,459
	Total Short-Term Investments (cost $54,300,459)			54,300,459
	Total Investments (cost $548,372,728) - 133.8%			589,146,560
	Reverse Repurchase Agreements - (33.5)%			(147,611,693)
	Other Assets Less Liabilities - (0.3)% (5)			(1,307,364)
	Net Assets - 100%			$ 440,227,503

Investments in Derivatives as of March 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	Short	(55)	6/13	$ (6,823,008)	$ (8,269)
U.S. 10-Year Treasury Note	Short	(37)	6/13	(4,883,422)	(13,945)
					$ (22,214)

* Total Notional Amount at Value of Short positions is $11,706,430.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 534,184,911	$ –	$ 534,184,911
PPIP Limited Partnership	–	–	661,190	661,190
Short-Term Investments:
Repurchase Agreements	–	54,300,459	–	54,300,459
Derivatives:
Futures Contracts*	(22,214)	–	–	(22,214)
Total	$ (22,214)	$ 588,485,370	$ 661,190	$ 589,124,346

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31,2013, the cost of investments (excluding investments in derivatives) was $560,277,083.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation				$ 43,057,919
Depreciation				(14,188,442)

Net unrealized appreciation (depreciation) of investments				$ 28,869,477

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.
(4)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
PPIP	Public-Private Investment Program.
I/O	Interest only security.
N/A	Not applicable.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013